COMMITMENTS	3 Months Ended
Nov. 30, 2016
COMMITMENTS
COMMITMENTS

6. COMMITMENTS

The Company entered into a lease agreement for office space for a term of five years ending October 31, 2019. Under the agreement, the Company is committed to the following rent payments:

Dates	Annual Amount

December 1, 2016 to August 31, 2017	454,317
September 1, 2017 to August 31, 2018	174,524
September 1, 2018 to August 31, 2019	179,760
September 1, 2019 to October 31, 2019	30,160
Total	$838,707

Under the agreement, the Company also had to incur $125,000 in leasehold improvements by September 30, 2014. As of the date of these financial statements, the Company has not yet incurred the required expenditures and the lease is in default. As a result, the entire lease obligation of $838,707 has been accrued for in these financial statements.

On March 1, 2014, the Company entered into an employment agreement with the President and Chief Executive Officer of the Company. Under the agreement, the Company will pay an annual salary of $177,000 for 18 months with a 25% increase after 18 months. The agreement will be in effect for 3 years.

On March 1, 2014, the Company entered into an employment agreement with the Chief Operating Officer of the Company. Under the agreement, the Company will pay an annual salary of $104,000 for 18 months with a 25% increase after 18 months. The agreement will be in effect for 3 years.

On March 1, 2014, the Company entered into an employment agreement with the Executive Vice President of Fuel Cell Operations of the Company. Under the agreement, the Company will pay an annual salary of $112,000. The agreement will be in effect for 5 years.

On August 8, 2016, the Company entered into an employment agreement with the Managing Director for Francophone Countries of the Company. Under the agreement, the Company will pay an annual salary of $51,000. The Executive shall be granted 1,000,000 shares of the Company’s common stock at the six-month anniversary of the contract date, and 1,500,000 shares of the Company’s common stock at the one-year anniversary of the contract date. All stock as granted is only fully vested and fully deliverable to Executive after 3 years of continuous a satisfactory employment.